UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2015

MFS® INTERMEDIATE INCOME TRUST

PORTFOLIO OF INVESTMENTS

1/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 96.9%
Asset-Backed & Securitized - 4.6%
ARI Fleet Lease Trust, “A”, FRN, 0.716%, 3/15/20 (n)	$107,654	$107,532
Babson Ltd., CLO, “A1”, FRN, 0.481%, 1/18/21 (z)	945,699	938,737
Chesapeake Funding LLC, “A”, FRN, 0.918%, 11/07/23 (n)	1,099,075	1,101,470
Commercial Mortgage Acceptance Corp., FRN, 2.194%, 9/15/30 (i)	1,801,907	71,637
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.898%, 9/15/39	1,092,602	1,175,933
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 9/15/40	2,000,000	2,167,190
CWCapital Cobalt Ltd., “A4”, FRN, 5.768%, 5/15/46	1,238,736	1,348,108
DT Auto Owner Trust, 0.98%, 4/16/18 (n)	2,024,083	2,023,956
Falcon Franchise Loan LLC, FRN, 4.311%, 1/05/23 (i)(z)	943,134	75,545
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)	339,000	346,405
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/26 (n)	1,247,000	1,272,465
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.548%, 7/20/19	2,270,000	2,263,392
GM Financial Automobile Leasing Trust, 2014-2A, “A2”, 0.73%, 2/20/17 (n)	2,270,000	2,272,492
Goldman Sachs Mortgage Securities Corp. II, 5.554%, 4/10/38	598,724	603,454
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 1/16/46 (n)	2,080,000	2,059,200
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	1,943,174	2,075,514
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 4/15/43	2,879,063	2,966,831
Kingsland III Ltd., “A1”, CDO, FRN, 0.447%, 8/24/21 (n)	961,284	956,476
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/17 (z)	2,160,000	2,160,151
Motor PLC, “A1”, FRN, 0.648%, 8/25/21 (n)	1,282,120	1,282,188
Wachovia Bank Commercial Mortgage Trust, 5.418%, 1/15/45	1,560,832	1,597,962

		$28,866,638
Automotive - 3.8%
American Honda Finance Corp., 1.6%, 2/16/18 (n)	$3,000,000	$3,013,512
American Honda Finance Corp., FRN, 0.609%, 5/26/16 (n)	2,000,000	2,006,168
American Honda Finance Corp., FRN, 0.753%, 10/07/16	790,000	793,668
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	3,640,000	3,678,682
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	1,970,000	2,040,173
Ford Motor Credit Co. LLC, FRN, 0.755%, 9/08/17	800,000	792,429
Ford Motor Credit Co. LLC, FRN, 1.192%, 1/09/18	640,000	640,927
Harley-Davidson Financial Services, 3.875%, 3/15/16 (n)	2,880,000	2,980,495
Hyundai Capital America, 1.875%, 8/09/16 (n)	1,590,000	1,607,182
Nissan Motor Acceptance Corp., FRN, 0.954%, 9/26/16 (n)	2,520,000	2,531,854
Nissan Motor Acceptance Corp., FRN, 0.784%, 3/03/17 (n)	1,340,000	1,340,807
Toyota Motor Credit Corp., 3.2%, 6/17/15	2,740,000	2,769,044

		$24,194,941
Banks & Diversified Financials (Covered Bonds) - 1.1%
Australia & New Zealand Banking Group, FRN, 0.865%, 10/06/15 (n)	$1,150,000	$1,153,835
BNP Paribas Home Loan, 2.2%, 11/02/15 (n)	2,640,000	2,674,294
Hypothekenbank Frankfurt AG, 5.125%, 1/21/16	3,140,000	3,242,625

		$7,070,754
Broadcasting - 0.2%
Scripps Networks Interactive, 2.75%, 11/15/19	$587,000	$602,617
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	910,000	921,591

		$1,524,208
Brokerage & Asset Managers - 0.3%
Franklin Resources, Inc., 1.375%, 9/15/17	$588,000	$590,561
NYSE Euronext, 2%, 10/05/17	1,558,000	1,584,449

		$2,175,010

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Building - 0.4%
CRH PLC, 8.125%, 7/15/18	$1,160,000	$1,397,976
Owens Corning, Inc., 4.2%, 12/15/22	1,144,000	1,195,598

		$2,593,574
Business Services - 0.4%
Cisco Systems, Inc., FRN, 0.514%, 3/03/17	$2,730,000	$2,726,563

Cable TV - 1.4%
Cox Communications, Inc., 3.25%, 12/15/22 (n)	$2,925,000	$2,998,628
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	2,831,000	2,867,862
Time Warner Cable, Inc., 4%, 9/01/21	2,770,000	3,013,187

		$8,879,677
Chemicals - 0.9%
Dow Chemical Co., 8.55%, 5/15/19	$2,490,000	$3,135,752
LyondellBasell Industries N.V., 5%, 4/15/19	690,000	763,487
Sociedad Quimica y Minera de Chile S.A., 6.125%, 4/15/16	1,463,000	1,528,945

		$5,428,184
Computer Software - 0.3%
Adobe Systems, Inc., 3.25%, 2/01/15	$1,950,000	$1,950,000

Computer Software - Systems - 0.5%
Apple, Inc., FRN, 0.482%, 5/03/18	$2,390,000	$2,390,000
Seagate HDD Cayman, 3.75%, 11/15/18	751,000	779,163

		$3,169,163
Conglomerates - 0.3%
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	$1,655,000	$1,692,322

Consumer Products - 0.9%
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 6/29/17 (n)	$1,860,000	$1,879,258
Newell Rubbermaid, Inc., 2.875%, 12/01/19	1,530,000	1,561,579
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	2,274,000	2,455,017

		$5,895,854
Consumer Services - 0.2%
Experian Finance PLC, 2.375%, 6/15/17 (n)	$1,154,000	$1,163,928

Defense Electronics - 0.3%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$1,400,000	$1,642,588

Electrical Equipment - 0.3%
Amphenol Corp., 1.55%, 9/15/17	$890,000	$896,817
Arrow Electronics, Inc., 3%, 3/01/18	742,000	766,088

		$1,662,905
Electronics - 0.1%
Tyco Electronics Group S.A., 2.375%, 12/17/18	$623,000	$637,085

Emerging Market Quasi-Sovereign - 2.2%
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)	$1,090,000	$1,182,379
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/22 (n)	228,000	240,540
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (n)	840,000	872,054
Empresa Nacional del Petroleo, 6.25%, 7/08/19	723,000	804,881

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Korea Gas Corp., 2.25%, 7/25/17 (n)	$1,630,000	$1,650,113
Petroleos Mexicanos, 6%, 3/05/20	2,970,000	3,336,795
Petronas Capital Ltd., 7.875%, 5/22/22	1,089,000	1,418,884
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 9/30/19 (n)	1,584,000	1,884,960
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)	1,466,000	1,442,290
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	1,330,000	1,313,618

		$14,146,514
Emerging Market Sovereign - 1.0%
Republic of Peru, 9.875%, 2/06/15	$485,000	$484,394
Republic of Poland, 5%, 3/23/22	772,000	885,947
Republic of Slovakia, 4.375%, 5/21/22 (n)	2,960,000	3,300,400
United Mexican States, 3.625%, 3/15/22	1,754,000	1,805,743

		$6,476,484
Energy - Independent - 1.1%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$1,700,000	$1,889,827
Anadarko Petroleum Corp., 3.45%, 7/15/24	2,400,000	2,435,150
Hess Corp., 8.125%, 2/15/19	1,230,000	1,468,068
Southwestern Energy Co., 3.3%, 1/23/18	1,380,000	1,394,896

		$7,187,941
Energy - Integrated - 1.9%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$2,320,000	$2,385,858
BP Capital Markets PLC, 4.5%, 10/01/20	853,000	944,303
BP Capital Markets PLC, 4.742%, 3/11/21	1,810,000	2,032,726
LUKOIL International Finance B.V., 3.416%, 4/24/18 (n)	1,619,000	1,359,960
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)	2,192,000	1,669,208
Petro-Canada, 6.05%, 5/15/18	904,000	1,019,733
Total Capital International S.A., 1.5%, 2/17/17	1,000,000	1,011,467
Total Capital S.A., 3%, 6/24/15	1,860,000	1,879,325

		$12,302,580
Financial Institutions - 1.1%
General Electric Capital Corp., 6%, 8/07/19	$1,180,000	$1,395,853
General Electric Capital Corp., 3.15%, 9/07/22	2,000,000	2,097,194
General Electric Capital Corp., 3.1%, 1/09/23	1,102,000	1,141,282
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	1,970,000	2,032,699
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	466,000	472,208

		$7,139,236
Food & Beverages - 2.5%
BRF S.A., 3.95%, 5/22/23 (n)	$2,115,000	$2,024,478
Diageo Capital PLC, 1.5%, 5/11/17	1,530,000	1,546,425
Grupo Bimbo S.A.B. de C.V., 4.5%, 1/25/22 (n)	290,000	311,509
Kerry Group Financial Services, 3.2%, 4/09/23 (n)	2,850,000	2,886,956
Kraft Foods Group, Inc., 6.125%, 8/23/18	2,380,000	2,702,102
Mead Johnson Nutrition Co., “A”, 4.9%, 11/01/19	611,000	687,476
Tyson Foods, Inc., 4.5%, 6/15/22	1,447,000	1,618,579
Want Want China Finance Co., 1.875%, 5/14/18 (n)	1,430,000	1,406,976
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	613,000	626,268
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	1,876,000	1,969,860

		$15,780,629

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Drug Stores - 0.6%
CVS Health Corp., 3.25%, 5/18/15		$1,096,000	$1,104,832
Walgreens Boots Alliance, Inc., 3.3%, 11/18/21		2,732,000	2,835,592

			$3,940,424
Forest & Paper Products - 0.4%
Georgia-Pacific LLC, 3.734%, 7/15/23 (n)		$2,312,000	$2,459,170

Gaming & Lodging - 0.8%
Wyndham Worldwide Corp., 2.95%, 3/01/17		$1,686,000	$1,727,098
Wyndham Worldwide Corp., 5.625%, 3/01/21		2,890,000	3,302,967

			$5,030,065
Industrial - 0.9%
Johns Hopkins University, 5.25%, 7/01/19		$2,175,000	$2,500,593
Princeton University, 4.95%, 3/01/19		2,860,000	3,250,856

			$5,751,449
Insurance - 1.9%
American International Group, Inc., 5.85%, 1/16/18		$395,000	$445,597
American International Group, Inc., 3.375%, 8/15/20		1,750,000	1,858,266
Lincoln National Corp., 4.3%, 6/15/15		1,360,000	1,377,835
MetLife, Inc., 1.756%, 12/15/17		575,000	581,707
Principal Financial Group, Inc., 8.875%, 5/15/19		2,230,000	2,838,841
Unum Group, 4%, 3/15/24		2,863,000	3,045,184
UnumProvident Corp., 6.85%, 11/15/15 (n)		890,000	930,475
Voya Financial, Inc., 2.9%, 2/15/18		1,141,000	1,176,226

			$12,254,131
Insurance - Health - 0.2%
Wellpoint, Inc., 1.25%, 9/10/15		$1,220,000	$1,223,664

Insurance - Property & Casualty - 1.7%
ACE Ltd., 2.6%, 11/23/15		$2,000,000	$2,031,596
AXIS Capital Holdings Ltd., 5.875%, 6/01/20		1,610,000	1,859,178
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (n)		2,197,000	2,446,735
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19		1,260,000	1,287,651
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)		3,000,000	3,171,879

			$10,797,039
International Market Quasi-Sovereign - 1.8%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)		$1,746,000	$1,761,265
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)		3,280,000	3,365,913
Electricite de France, 2.15%, 1/22/19 (n)		1,784,000	1,819,395
Statoil A.S.A., 1.8%, 11/23/16		1,420,000	1,444,715
Statoil A.S.A., FRN, 0.522%, 5/15/18		2,887,000	2,873,922

			$11,265,210
International Market Sovereign - 14.5%
Bundesrepub. Deutschland, 1.75%, 2/15/24	EUR	3,050,000	$3,920,289
Buoni Poliennali del Tesoro, 5.5%, 9/01/22	EUR	985,000	1,443,292
Commonwealth of Australia, 5.75%, 5/15/21	AUD	3,836,000	3,613,304
Federal Republic of Germany, 3.25%, 7/04/21	EUR	1,200,000	1,637,261
Government of Canada, 4.25%, 6/01/18	CAD	505,000	447,156
Government of Canada, 3.25%, 6/01/21	CAD	1,579,000	1,430,743
Government of Canada, 5.75%, 6/01/33	CAD	583,000	749,811
Government of Japan, 1.1%, 6/20/20	JPY	800,000,000	7,196,137

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Government of Japan, 0.8%, 6/20/23	JPY	340,000,000	$3,042,602
Government of Japan, 2.1%, 9/20/24	JPY	220,000,000	2,199,979
Government of New Zealand, 5%, 3/15/19	NZD	3,361,000	2,618,667
Government of New Zealand, 5.5%, 4/15/23	NZD	400,000	339,076
Government of Norway, 3.75%, 5/25/21	NOK	6,400,000	970,470
Government of Norway, 3%, 3/14/24	NOK	4,844,000	720,508
Kingdom of Belgium, 4.25%, 9/28/21	EUR	404,000	580,104
Kingdom of Belgium, 2.6%, 6/22/24	EUR	1,745,000	2,347,566
Kingdom of Denmark, 3%, 11/15/21	DKK	7,073,000	1,290,009
Kingdom of Denmark, 1.5%, 11/15/23	DKK	4,198,000	709,285
Kingdom of Spain, 5.4%, 1/31/23	EUR	376,000	556,890
Kingdom of Spain, 5.5%, 7/30/17	EUR	711,000	903,465
Kingdom of Spain, 4.6%, 7/30/19	EUR	4,110,000	5,429,185
Kingdom of Sweden, 5%, 12/01/20	SEK	6,500,000	1,003,653
Kingdom of Sweden, 3.5%, 6/01/22	SEK	4,235,000	627,460
Kingdom of Sweden, 1.5%, 11/13/23	SEK	8,760,000	1,146,374
Kingdom of the Netherlands, 4%, 7/15/16	EUR	2,000,000	2,394,402
Republic of Austria, 1.75%, 10/20/23	EUR	210,000	266,666
Republic of France, 2.5%, 10/25/20	EUR	1,500,000	1,923,333
Republic of France, 5%, 10/25/16	EUR	9,214,000	11,325,975
Republic of Iceland, 4.875%, 6/16/16 (n)		$2,179,000	2,271,950
Republic of Iceland, 5.875%, 5/11/22 (n)		336,000	382,552
Republic of Italy, 5.25%, 8/01/17	EUR	11,388,000	14,394,710
Republic of Italy, 3.75%, 3/01/21	EUR	2,600,000	3,397,590
United Kingdom Treasury, 8%, 6/07/21	GBP	2,500,000	5,380,112
United Kingdom Treasury, 2.25%, 9/07/23	GBP	3,250,000	5,281,332

			$91,941,908
Internet - 0.5%
Baidu, Inc., 3.25%, 8/06/18		$1,709,000	$1,752,617
Baidu, Inc., 2.75%, 6/09/19		1,510,000	1,523,581

			$3,276,198
Local Authorities - 0.8%
Province of Ontario, 4.75%, 1/19/16		$3,000,000	$3,126,741
State of Illinois, 4.961%, 3/01/16		1,795,000	1,865,633

			$4,992,374
Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 5/22/17 (n)		$510,000	$557,694

Major Banks - 11.9%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)		$1,997,000	$2,110,927
ABN AMRO Bank N.V., FRN, 0.645%, 6/06/16 (n)		2,090,000	2,087,461
Bank of America Corp., 1.5%, 10/09/15		1,780,000	1,787,487
Bank of America Corp., 6.5%, 8/01/16		1,420,000	1,528,729
Bank of America Corp., 3.3%, 1/11/23		1,335,000	1,364,072
Bank of America Corp., 4.125%, 1/22/24		2,876,000	3,117,035
Bank of America Corp., FRN, 0.52%, 6/15/16		2,200,000	2,185,682
Barclays Bank PLC, 5.125%, 1/08/20		2,760,000	3,162,601
BNP Paribas, 2.7%, 8/20/18		1,200,000	1,238,774
BNP Paribas, FRN, 0.722%, 3/17/17		2,660,000	2,661,601
Commonwealth Bank of Australia, 5%, 10/15/19 (n)		2,560,000	2,905,892
Credit Suisse Group AG, 6.5%, 8/08/23 (n)		2,480,000	2,754,509
Credit Suisse New York, 1.75%, 1/29/18		1,440,000	1,446,791

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
DBS Bank Ltd., 2.35%, 2/28/17 (n)	$1,830,000	$1,874,399
DNB Bank A.S.A., 3.2%, 4/03/17 (n)	2,220,000	2,309,684
Goldman Sachs Group, Inc., 5.75%, 1/24/22	3,044,000	3,611,380
Goldman Sachs Group, Inc., FRN, 1.454%, 4/30/18	1,240,000	1,255,044
Goldman Sachs Group, Inc., FRN, 1.277%, 10/23/19	140,000	140,506
Huntington National Bank, FRN, 0.681%, 4/24/17	2,460,000	2,456,374
ING Bank N.V., 5.8%, 9/25/23 (n)	2,912,000	3,328,323
JPMorgan Chase & Co., 2.2%, 10/22/19	2,090,000	2,104,808
JPMorgan Chase & Co., 4.625%, 5/10/21	2,890,000	3,240,225
Morgan Stanley, 6.625%, 4/01/18	1,532,000	1,750,667
Morgan Stanley, 5.625%, 9/23/19	640,000	732,404
Morgan Stanley, 3.7%, 10/23/24	1,816,000	1,913,089
Morgan Stanley, FRN, 1.482%, 2/25/16	1,900,000	1,915,248
Morgan Stanley, FRN, 0.997%, 7/23/19	1,070,000	1,059,255
National Australia Bank Ltd., 2%, 3/09/15	2,920,000	2,924,818
Nordea Bank AB, FRN, 0.693%, 5/13/16 (n)	1,492,000	1,497,320
PNC Bank N.A., 1.5%, 10/18/17	1,600,000	1,613,709
Royal Bank of Canada, FRN, 0.695%, 9/09/16	3,000,000	3,010,989
Royal Bank of Scotland PLC, 2.55%, 9/18/15	996,000	1,005,714
Standard Chartered PLC, 3.85%, 4/27/15 (n)	2,320,000	2,337,191
Sumitomo Mitsui Banking Corp., FRN, 0.574%, 7/11/17	1,720,000	1,712,456
Wells Fargo & Co., FRN, 0.495%, 9/08/17	3,110,000	3,098,736
Westpac Banking Corp., 2%, 8/14/17	2,320,000	2,364,319

		$75,608,219
Medical & Health Technology & Services - 1.4%
Becton, Dickinson and Co., 1.8%, 12/15/17	$1,870,000	$1,886,177
Covidien International Finance S.A., 1.35%, 5/29/15	2,000,000	2,005,482
Laboratory Corp. of America Holdings Co., 2.625%, 2/01/20	1,250,000	1,264,250
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	3,650,000	3,713,802

		$8,869,711
Metals & Mining - 1.5%
Barrick Gold Corp., 4.1%, 5/01/23	$2,731,000	$2,730,000
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	1,090,000	1,052,299
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/20	1,740,000	1,604,873
Glencore Funding LLC, FRN, 1.395%, 5/27/16 (n)	2,300,000	2,310,799
Kinross Gold Corp., 5.95%, 3/15/24	1,897,000	1,886,392

		$9,584,363
Midstream - 2.6%
DCP Midstream LLC, 3.875%, 3/15/23	$1,907,000	$1,808,654
Enterprise Products Operating LP, 3.7%, 6/01/15	2,930,000	2,954,928
Kinder Morgan Energy Partners LP, 3.5%, 3/01/21	1,854,000	1,873,157
ONEOK Partners LP, 3.2%, 9/15/18	1,510,000	1,543,024
Plains All American Pipeline LP, 3.6%, 11/01/24	1,609,000	1,628,369
Spectra Energy Capital LLC, 8%, 10/01/19	1,299,000	1,598,627
Sunoco Logistics Partners LP, 4.25%, 4/01/24	774,000	803,102
TransCanada PipeLines Ltd., 3.4%, 6/01/15	1,957,000	1,976,138
TransCanada PipeLines Ltd., 1.875%, 1/12/18	940,000	947,183
TransCanada PipeLines Ltd., FRN, 0.936%, 6/30/16	790,000	792,228
Williams Cos., Inc., 3.7%, 1/15/23	807,000	734,185

		$16,659,595

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - 3.1%
Fannie Mae, 4.869%, 4/01/15	$431,563	$430,580
Fannie Mae, 5.432%, 2/01/16	1,815,629	1,864,795
Fannie Mae, 6%, 11/01/16	71,631	73,619
Fannie Mae, 5.395%, 12/01/16	1,217,417	1,300,608
Fannie Mae, 1.114%, 2/25/17	2,304,279	2,316,007
Fannie Mae, 5.5%, 9/01/17 - 4/01/25	994,484	1,083,691
Fannie Mae, 4.5%, 3/01/19	1,114,069	1,173,383
Fannie Mae, 5%, 5/01/19 - 12/01/20	232,691	246,352
Fannie Mae, 6.5%, 11/01/31	1,317,748	1,552,925
Fannie Mae, FRN, 0.457%, 12/25/17	1,362,712	1,363,389
Freddie Mac, 6%, 8/01/17 - 8/01/34	204,725	218,065
Freddie Mac, 5.5%, 9/01/17 - 6/01/20	1,052,930	1,117,166
Freddie Mac, 3.882%, 11/25/17	1,423,992	1,521,394
Freddie Mac, 5%, 6/01/19	676,006	720,261
Freddie Mac, 4.224%, 3/25/20	2,249,154	2,518,855
Ginnie Mae, 6%, 6/15/33	642,691	743,054
Ginnie Mae, 6%, 10/15/36 (f)	398,672	459,207
Ginnie Mae, 6.357%, 4/20/58	899,578	935,007

		$19,638,358
Municipals - 0.3%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 7/01/18	$1,850,000	$1,882,320

Natural Gas - Distribution - 0.4%
GDF SUEZ, 1.625%, 10/10/17 (n)	$2,700,000	$2,722,672

Network & Telecom - 2.4%
AT&T, Inc., FRN, 1.145%, 11/27/18	$6,940,000	$7,033,634
British Telecommunications PLC, 2.35%, 2/14/19	1,330,000	1,355,622
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 10/30/24 (n)	659,000	688,803
Verizon Communications, Inc., 1.35%, 6/09/17	1,130,000	1,128,691
Verizon Communications, Inc., 5.15%, 9/15/23	3,027,000	3,470,792
Verizon Communications, Inc., FRN, 1.012%, 6/17/19	1,250,000	1,255,846

		$14,933,388
Oil Services - 0.3%
Noble Corp., 3.45%, 8/01/15	$1,030,000	$1,038,503
Transocean, Inc., 2.5%, 10/15/17	962,000	843,847

		$1,882,350
Oils - 0.2%
Marathon Petroleum Corp., 3.625%, 9/15/24	$1,003,000	$1,007,789

Other Banks & Diversified Financials - 9.0%
American Express Credit Corp., FRN, 1.339%, 6/12/15	$3,970,000	$3,984,002
Banco de Credito e Inversiones, 3%, 9/13/17 (n)	200,000	204,031
Banco Santander Chile, FRN, 1.152%, 4/11/17 (n)	3,410,000	3,395,170
Bancolombia S.A., 5.125%, 9/11/22	142,000	142,795
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.845%, 9/09/16 (n)	2,870,000	2,881,839
Banque Federative du Credit Mutuel, FRN, 1.106%, 10/28/16 (n)	2,490,000	2,504,910
Banque Federative du Credit Mutuel, FRN, 1.106%, 1/20/17 (n)	960,000	965,569
Capital One Financial Corp., 2.15%, 3/23/15	1,058,000	1,060,341
Capital One Financial Corp., FRN, 0.871%, 11/06/15	1,160,000	1,162,450
Citigroup, Inc., 8.5%, 5/22/19	1,960,000	2,470,188
Citigroup, Inc., 3.75%, 6/16/24	2,270,000	2,391,070

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Corpbanca, 3.875%, 9/22/19 (n)	$1,299,000	$1,299,444
Fifth Third Bancorp, 1.35%, 6/01/17	2,570,000	2,580,766
Fifth Third Bancorp, 2.3%, 3/01/19	795,000	807,434
First Republic Bank, 2.375%, 6/17/19	578,000	590,174
Groupe BPCE S.A., 12.5% to 2019, FRN to 8/29/49 (n)	2,556,000	3,445,820
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	880,000	891,630
Intesa Sanpaolo S.p.A., 3.875%, 1/16/18	1,752,000	1,843,181
Lloyds Bank PLC, 2.3%, 11/27/18	780,000	796,981
Lloyds TSB Bank PLC, 5.8%, 1/13/20 (n)	2,080,000	2,449,972
Macquarie Bank Ltd., 5%, 2/22/17 (n)	918,000	984,354
Macquarie Group Ltd., 6%, 1/14/20 (n)	1,971,000	2,256,255
National Bank of Canada, 1.5%, 6/26/15	1,760,000	1,768,212
Rabobank Nederland N.V., 3.375%, 1/19/17	1,757,000	1,837,715
Rabobank Nederland N.V., 3.95%, 11/09/22	2,716,000	2,841,715
SunTrust Banks, Inc., 3.5%, 1/20/17	2,237,000	2,340,866
Svenska Handelsbanken AB, FRN, 0.697%, 3/21/16	1,250,000	1,254,694
Svenska Handelsbanken AB, FRN, 0.722%, 9/23/16	2,940,000	2,950,978
Swedbank AB, 2.125%, 9/29/17 (n)	3,568,000	3,628,549
UBS AG, FRN, 0.613%, 8/14/17	1,470,000	1,471,095

		$57,202,200
Pharmaceuticals - 1.0%
Celgene Corp., 3.95%, 10/15/20	$2,320,000	$2,516,615
Hospira, Inc., 6.05%, 3/30/17	1,060,000	1,151,034
Mylan, Inc., 1.8%, 6/24/16	770,000	775,437
Perrigo Finance PLC, 3.5%, 12/15/21	1,925,000	2,016,124

		$6,459,210
Pollution Control - 0.5%
Republic Services, Inc., 5.25%, 11/15/21	$2,620,000	$3,043,413

Precious Metals & Minerals - 0.3%
Teck Resources Ltd., 3.75%, 2/01/23	$1,805,000	$1,557,448

Real Estate - Apartment - 0.3%
AvalonBay Communities, Inc., REIT, 3.625%, 10/01/20	$2,029,000	$2,153,161

Real Estate - Healthcare - 0.3%
Health Care REIT, Inc., 2.25%, 3/15/18	$828,000	$839,412
Ventas Realty LP, REIT, 1.55%, 9/26/16	1,000,000	1,007,471

		$1,846,883
Real Estate - Office - 0.4%
Boston Properties LP, REIT, 3.7%, 11/15/18	$1,476,000	$1,578,960
Vornado Realty LP, REIT, 2.5%, 6/30/19	1,169,000	1,180,423

		$2,759,383
Real Estate - Retail - 0.7%
Kimco Realty Corp., REIT, 6.875%, 10/01/19	$690,000	$831,668
Simon Property Group LP, REIT, 3.375%, 10/01/24	2,810,000	2,957,185
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/17 (n)	770,000	774,015

		$4,562,868
Retailers - 0.8%
Dollar General Corp., 1.875%, 4/15/18	$275,000	$271,852
Kohl’s Corp., 3.25%, 2/01/23	1,086,000	1,088,276

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - continued
Target Corp., 3.5%, 7/01/24	$2,324,000	$2,507,701
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	1,119,000	1,127,707

		$4,995,536
Specialty Chemicals - 0.3%
Airgas, Inc., 2.95%, 6/15/16	$1,900,000	$1,946,554

Supermarkets - 0.3%
Kroger Co., 3.85%, 8/01/23	$1,489,000	$1,595,514

Supranational - 0.5%
Corporacion Andina de Fomento, 4.375%, 6/15/22	$2,950,000	$3,266,559

Telecommunications - Wireless - 1.5%
America Movil S.A.B. de C.V., 2.375%, 9/08/16	$1,007,000	$1,026,163
American Tower Trust I, REIT, 1.551%, 3/15/18 (n)	1,540,000	1,532,548
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	2,934,000	3,393,362
Rogers Communications, Inc., 6.8%, 8/15/18	1,490,000	1,742,741
SBA Tower Trust, 2.898%, 10/15/19 (n)	1,920,000	1,954,262

		$9,649,076
Telephone Services - 0.2%
Qwest Corp., 6.5%, 6/01/17	$1,200,000	$1,312,271

Tobacco - 0.6%
Altria Group, Inc., 4%, 1/31/24	$724,000	$785,453
Lorillard Tobacco Co., 8.125%, 6/23/19	1,316,000	1,618,183
Lorillard Tobacco Co., 6.875%, 5/01/20	1,340,000	1,609,382

		$4,013,018
Transportation - Services - 0.2%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	$1,247,000	$1,284,834

U.S. Government Agencies and Equivalents - 1.4%
Aid-Egypt, 4.45%, 9/15/15	$3,963,000	$4,064,568
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	520,000	529,624
Small Business Administration, 6.35%, 4/01/21	384,707	418,676
Small Business Administration, 6.34%, 5/01/21	246,885	267,831
Small Business Administration, 6.44%, 6/01/21	248,329	270,887
Small Business Administration, 6.625%, 7/01/21	287,868	314,916
Small Business Administration, 5.34%, 11/01/21	772,849	834,345
Small Business Administration, 4.93%, 1/01/24	497,841	539,403
Small Business Administration, 5.36%, 11/01/25	761,060	841,072
Small Business Administration, 5.39%, 12/01/25	519,898	581,083

		$8,662,405
U.S. Treasury Obligations - 0.0%
U.S. Treasury Notes, 10.625%, 8/15/15	$30,000	$31,685

Utilities - Electric Power - 4.5%
Dominion Resources, Inc., 1.95%, 8/15/16	$2,660,000	$2,698,280
Duke Energy Corp., 3.35%, 4/01/15	3,280,000	3,295,121
E.ON International Finance B.V., 5.8%, 4/30/18 (n)	3,000,000	3,378,216
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	710,000	731,774
Enel Finance International S.A., 6.25%, 9/15/17 (n)	2,240,000	2,501,885

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Exelon Generation Co. LLC, 5.2%, 10/01/19	$1,340,000	$1,503,674
Exelon Generation Co. LLC, 4.25%, 6/15/22	509,000	543,816
NextEra Energy Capital Co., 1.2%, 6/01/15	245,000	245,506
NextEra Energy Capital Holdings, Inc., 1.339%, 9/01/15	3,080,000	3,091,821
Oncor Electric Delivery Co., 4.1%, 6/01/22	2,206,000	2,448,724
PG&E Corp., 2.4%, 3/01/19	1,448,000	1,475,600
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	2,800,000	2,886,268
Southern Co., 2.45%, 9/01/18	2,280,000	2,360,710
Transelec S.A., 4.625%, 7/26/23 (n)	927,000	979,373
Transelec S.A., 4.25%, 1/14/25 (n)	228,000	231,389

		$28,372,157
Total Bonds		$615,299,044

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	7,581,000	$7,581,000
Total Investments		$622,880,044

Other Assets, Less Liabilities - 1.9%		12,261,833
Net Assets - 100.0%		$635,141,877

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $167,217,321 representing 26.3% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Babson Ltd., CLO, “A1”, FRN, 0.481%, 1/18/21	6/24/14	$938,157	$938,737
Falcon Franchise Loan LLC, FRN, 4.311%, 1/05/23	1/18/02	27,955	75,545
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/17	1/22/15	2,159,995	2,160,151
Total Restricted Securities			$3,174,433
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound

Portfolio of Investments (unaudited) – continued

JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Derivative Contracts at 1/31/15

Forward Foreign Currency Exchange Contracts at 1/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Goldman Sachs International	1,485,703	4/10/15	$1,212,410	$1,151,736	$60,674
SELL	AUD	Westpac Banking Corp.	2,983,309	4/10/15	2,405,890	2,312,699	93,191
SELL	CAD	Credit Suisse Group	3,180,610	4/10/15	2,694,816	2,500,883	193,933
SELL	DKK	Goldman Sachs International	12,586,390	4/10/15	2,002,022	1,915,245	86,777
SELL	EUR	Deutsche Bank AG	24,603,977	3/18/15	30,758,908	27,812,960	2,945,948
SELL	EUR	Merrill Lynch International Bank	22,075,412	4/10/15	26,377,689	24,959,704	1,417,985
SELL	GBP	Credit Suisse Group	3,357,979	4/10/15	5,114,505	5,055,531	58,974
SELL	GBP	Goldman Sachs International	1,075,939	4/10/15	1,633,195	1,619,856	13,339
SELL	GBP	Merrill Lynch International Bank	3,357,979	4/10/15	5,114,471	5,055,531	58,940
SELL	NOK	Deutsche Bank AG	7,418,907	4/10/15	959,718	958,596	1,122
SELL	NOK	Goldman Sachs International	5,651,754	4/10/15	737,849	730,262	7,587
SELL	NZD	Goldman Sachs International	2,376,664	4/10/15	1,843,253	1,718,050	125,203
SELL	NZD	Westpac Banking Corp.	1,664,861	4/10/15	1,286,000	1,203,500	82,500
SELL	SEK	Credit Suisse Group	3,494,153	4/10/15	434,974	422,556	12,418
SELL	SEK	Deutsche Bank AG	5,915,978	4/10/15	731,316	715,432	15,884
SELL	SEK	Goldman Sachs International	12,072,624	4/10/15	1,524,167	1,459,969	64,198

							$5,238,673

Liability Derivatives
BUY	EUR	Goldman Sachs International	6,296,459	4/10/15	$7,316,800	$7,119,131	$(197,669)
SELL	EUR	Deutsche Bank AG	3,413,367	4/10/15	3,854,322	3,859,345	(5,023)
SELL	JPY	Deutsche Bank AG	1,396,213,134	4/10/15	11,685,942	11,899,271	(213,329)

							$(416,021)

Futures Contracts at 1/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	150	$18,201,563	March - 2015	$(364,978)

At January 31, 2015, the fund had liquid securities with an aggregate value of $172,499 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$8,694,090	$—	$8,694,090
Non-U.S. Sovereign Debt	—	127,096,675	—	127,096,675
Municipal Bonds	—	1,882,320	—	1,882,320
U.S. Corporate Bonds	—	250,674,089	—	250,674,089
Residential Mortgage-Backed Securities	—	19,638,358	—	19,638,358
Commercial Mortgage-Backed Securities	—	12,082,174	—	12,082,174
Asset-Backed Securities (including CDOs)	—	16,784,464	—	16,784,464
Foreign Bonds	—	178,446,874	—	178,446,874
Mutual Funds	7,581,000	—	—	7,581,000
Total Investments	$7,581,000	$615,299,044	$—	$622,880,044

Other Financial Instruments
Futures Contracts	$(364,978)	$—	$—	$(364,978)
Forward Foreign Currency Exchange Contracts	—	4,822,652	—	4,822,652

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$613,993,638
Gross unrealized appreciation	23,304,942
Gross unrealized depreciation	(14,418,536)
Net unrealized appreciation (depreciation)	$8,886,406

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,955,378	35,836,573	(37,210,951)	7,581,000

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,284	$7,581,000

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2015, are as follows:

United States	51.2%
France	5.7%
United Kingdom	5.6%
Japan	4.7%
Italy	3.9%
Canada	3.7%
Netherlands	3.0%
Australia	2.8%
Germany	2.5%
Other Countries	16.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: March 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: March 17, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2015

*	Print name and title of each signing officer under his or her signature.